Goodwill - Changes in Carrying Amounts of Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 10,604	$ 10,667
Discontinued operations
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	115
BELL WIRELESS
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,046	3,046
BELL WIRELINE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,612	4,675
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,946	2,946
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	10,604	10,667
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		10,658
Acquisitions and other	52	9
Goodwill | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(115)
Goodwill | BELL WIRELESS
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,046	3,046
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		3,046
Acquisitions and other	0	0
Goodwill | BELL WIRELESS | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0
Goodwill | BELL WIRELINE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,612	4,675
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		4,681
Acquisitions and other	52	(6)
Goodwill | BELL WIRELINE | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(115)
Goodwill | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,946
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		2,931
Acquisitions and other	0	$ 15
Goodwill | BELL MEDIA | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	$ 0